SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Reconciliation of cash) - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Accounting Policies [Abstract]
Cash	$ 620,910	$ 651,490
Restricted cash - current	0	500,000
Restricted cash – non-current	152,434	140,391
Total cash and restricted cash	$ 773,344	$ 1,291,881	$ 809,689	$ 1,190,616